Annual Total Returns	12 Months Ended
Dec. 31, 2025
iShares Large Cap Growth Active ETF | iShares Large Cap Growth Active ETF
Prospectus [Line Items]
Annual Return [Percent]	12.31% [1]

[1]	The Fund’s year-to-date return as of June 30, 2026 was 12.18%.